Assumptions to Estimate the Fair Value of Stock Acquisition Rights on the Date of Grant Used in the Black-Scholes Option Pricing (Detail)	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.13%	0.22%
Expected volatility	59.55%	67.18%
Expected remaining term (in years)	2.00	1.86
Expected dividend yield	4.55%	4.35%
Mizuho Trust & Banking Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.15%	0.23%
Expected volatility	47.67%	49.14%
Expected remaining term (in years)	2.00	1.84
Expected dividend yield	1.37%	0.00%
Mizuho Securities Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.18%	0.38%
Expected volatility	50.47%	51.64%
Expected remaining term (in years)	3.27	3.03
Expected dividend yield	2.42%	1.55%